Intangible assets - Exploration expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 2,260	$ 3,014
Exploration expenditures	1,371	1,584	$ 1,438
Expensed exploration expenditures previously capitalised	2,506	777	357
Capitalised exploration	(394)	(507)	(390)
Exploration expenses	3,483	1,854	$ 1,405
Less than one year [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	604	684
Between one and five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	623	1,056
More than five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 1,033	$ 1,274